STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY (DEFICIT) (FY) (Parenthetical) - Class B Ordinary Shares [Member] - Sponsor [Member]	Jan. 04, 2021 shares
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Ordinary shares subject to forfeiture (in shares)	487,500
Maximum [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Ordinary shares subject to forfeiture (in shares)	487,500